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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one):     [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title:    Managing Director and Chief Operating Officer
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss         Boston, MA         11/16/09
     -----------------------       -------------      --------
           [Signature]             [City, State]      [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name
     28-
     ----------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  1,334,290
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number  Name
     ---      --------------------  ------------------------------------------

      1       28-11209              Bain Capital VI Coinvestment Fund, L.P.

      2       28-11662              Bain Capital VII Coinvestment Fund, LLC

      3       28-11661              Bain Capital VII Coinvestment Fund, L.P.

      4       28-11264              Bain Capital Fund VI, L.P.

      5       28-11659              Bain Capital Integral Investors, LLC

      6       28-11188              Bain Capital Partners VI, L.P.

      7       28-11660              Bain Capital Partners VII, L.P.

      8       28-12292              Bain Capital Integral Investors II, L.P.

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                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 9/30/09

         Column 1              Column 2    Column 3   Column 4        Column 3 Column 5  Column 6  Column 7         Column 8
--------------------------  -------------- --------- ----------       -------- -------- ---------- --------     ----------------
                                                                                                                Voting Authority
                                                     Shares or         Value    Value   Investment  Other       ----------------
Name of Issuer              Title of Class Cusip     Prn Amount       (x$1000) (x$1000) Discretion Managers     Sole Shared None
--------------------------  -------------- --------- ----------       -------- -------- ---------- --------     ---- ------ ----
BURGER KING HLDGS INC            COM       121208201 13,581,276   SH            238,895    Sole                  X
DOMINOS PIZZA INC                COM       25754A201 15,483,091   SH            136,871    Sole                  X
NANOSPHERE, INC.                 COM       63009F105    254,815   SH              1,824    Sole                  X
NEUROMETRIX, INC.                COM       641255104     30,813   SH                 99    Sole                  X
SMTC CORP                      COM NEW     832682207    640,368   SH                498    Sole                  X
VONAGE HLDGS CORP                COM       92886T201    247,371   SH                344    Sole                  X
WARNER CHILCOTT LIMITED        COM CL A    G9435N108 38,045,414   SH            822,542    Sole                  X
WARNER MUSIC GROUP CORP          COM       934550104 24,090,064   SH            133,218    Sole                  X